CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 245.7	$ 187.2	$ 178.3
Adjustments to reconcile net income to net cash from continuing operating activities:
Depreciation	61.1	52.9	45.8
Debt discount amortization			1.7
Earnings of equity method investments	(23.0)	(18.6)	(25.4)
(Income) loss from discontinued operations, net of tax	3.7	7.1	(3.7)
Deferred income taxes	77.6	83.8	47.2
Debt redemption costs		17.8
Changes in operating assets and liabilities:
Accounts receivable	(39.1)	(87.5)	(63.7)
Inventories	(392.7)	(321.9)	(91.9)
Floor plan notes payable	293.9	409.4	85.3
Accounts payable and accrued expenses	79.2	13.8	(29.7)
Other	5.7	(20.5)	(9.6)
Net cash from (used in) continuing operating activities	312.1	323.5	134.3
Investing Activities:
Purchase of equipment and improvements	(169.6)	(152.0)	(131.2)
Purchase of car rental vehicles	(86.4)	(9.9)
Proceeds from sale-leaseback transactions		1.6
Acquisitions net, including repayment of sellers' floor plan notes payable of $29.6, $74.9 and $54.5, respectively	(338.1)	(250.2)	(232.1)
Other	6.7	8.8	2.9
Net cash from (used in) continuing investing activities	(587.4)	(401.7)	(360.4)
Financing Activities:
Proceeds from borrowings under U.S. credit agreement revolving credit line	1,102.8	761.3	663.4
Repayments under U.S. credit agreement revolving credit line	(1,062.8)	(843.3)	(531.4)
Repayments under U.S. credit agreement term loan	(12.0)	(17.0)	(7.0)
Issuance of 5.75% senior subordinated notes		550.0
Repurchase of 7.75% senior subordinated notes		(390.8)
Repurchase of 3.5% senior subordinated convertible notes		(62.7)	(87.3)
Net borrowings (repayments) of other long-term debt	53.1	47.3	30.2
Net borrowings (repayments) of floor plan notes payable - non-trade	191.3	70.5	197.0
Proceeds from borrowings under car rental revolver	109.0	23.2
Repayments under car rental revolver	(45.3)
Payment of deferred financing fees		(8.6)
Proceeds from exercises of options, including excess tax benefit			3.4
Repurchases of common stock	(15.8)	(9.8)	(44.3)
Dividends	(56.0)	(41.5)	(22.0)
Other	0.2	(1.1)
Net cash from (used in) continuing financing activities	264.5	77.5	202.0
Discontinued operations:
Net cash from (used in) discontinued operating activities	7.6	0.3	(71.9)
Net cash from (used in) discontinued investing activities	28.9	33.3	89.4
Net cash from (used in) discontinued financing activities	(19.7)	(15.9)	15.3
Net cash from (used in) discontinued operations	16.8	17.7	32.8
Net change in cash and cash equivalents	6.0	17.0	8.7
Cash and cash equivalents, beginning of period	43.8	26.8	18.1
Cash and cash equivalents, end of period	49.8	43.8	26.8
Cash paid for:
Interest	92.2	76.3	73.1
Income taxes	33.5	41.9	53.1
Seller financed/assumed debt			$ 4.9